Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail) - Mortgage Servicing Rights [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	11.30%	12.10%
Discount rate	10.00%	10.10%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	10.00%
Discount rate	9.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	19.00%
Discount rate	13.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	11.00%
Discount rate	10.00%